Condensed Consolidated Guarantor Data-Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Net revenue	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062		$ 403,176	$ 378,587
Operating Expenses [Abstract]
Depreciation and amortization										21,000	20,300	31,200
Write downs, reserves and recoveries										(785)	(6,388)
Operating income from continuing operations	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289		45,694	42,034
Other Income and Expenses [Abstract]
Impairment charges										(13,600)
Provision for income taxes									(4,222)	(2,487)
Income (loss) from discontinued operations before tax										(9,085)	(1,877)	(30,940)
Provision for income taxes									527	3,271
Loss from discontinued operations										(5,814)	(1,350)	(30,940)
Net income (loss)	463	1,646	(2,089)	4,614	8,202	(2,276)	(575)	2,521		4,634	7,872
Predecessor [Member]
Revenues [Abstract]
Casino												276,837
Food and beverage												43,733
Lodging												23,588
Fuel and retail												65,830
Other												19,527
Total revenue												429,515
Promotional Allowances												(49,123)
Net revenue												380,392
Operating Expenses [Abstract]
Casino												103,697
Food and beverage												43,278
Lodging												17,199
Fuel and retail												56,952
Other												14,188
General and administrative												72,518
Corporate												11,936
Depreciation and amortization												32,294
Pre-opening expense												0
Write downs, reserves and recoveries												0
Total expense												352,062
Operating income from continuing operations												28,330
Other Income and Expenses [Abstract]
Interest expense, net												55
Loss on extinguishment (or modification) of debt												0
Reorganization costs												(6,797)
Fresh-start adjustments												(160,316)
Reorganization of debt												633,659
Impairment charges												(75,746)
Other costs												0
Income (loss) from equity investments in subsidiaries												0
Total other income (expense), net												390,855
Income from continuing operations before income tax												419,185
Provision for income taxes												0
Income from continuing operations												419,185
Income (loss) from discontinued operations before tax												(30,940)
Provision for income taxes												0
Loss from discontinued operations												(30,940)
Net income (loss)												388,245
Predecessor [Member] | Affinity Gaming, LLC [Member]
Revenues [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
Total revenue												0
Promotional Allowances												0
Net revenue												0
Operating Expenses [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
General and administrative												0
Corporate												11,936
Depreciation and amortization												0
Total expense												11,936
Operating income from continuing operations												(11,936)
Other Income and Expenses [Abstract]
Interest expense, net												43
Reorganization costs												(6,797)
Fresh-start adjustments												0
Reorganization of debt												633,659
Impairment charges												0
Income (loss) from equity investments in subsidiaries												(226,724)
Total other income (expense), net												400,181
Income from continuing operations before income tax												388,245
Provision for income taxes												0
Income from continuing operations												388,245
Income (loss) from discontinued operations before tax												0
Provision for income taxes												0
Loss from discontinued operations												0
Net income (loss)												388,245
Predecessor [Member] | Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino												276,837
Food and beverage												43,733
Lodging												23,588
Fuel and retail												65,830
Other												19,527
Total revenue												429,515
Promotional Allowances												(49,123)
Net revenue												380,392
Operating Expenses [Abstract]
Casino												103,697
Food and beverage												43,278
Lodging												17,199
Fuel and retail												56,952
Other												14,188
General and administrative												72,518
Corporate												0
Depreciation and amortization												32,294
Total expense												340,126
Operating income from continuing operations												40,266
Other Income and Expenses [Abstract]
Interest expense, net												12
Reorganization costs												0
Fresh-start adjustments												(160,316)
Reorganization of debt												0
Impairment charges												(75,746)
Income (loss) from equity investments in subsidiaries												0
Total other income (expense), net												(236,050)
Income from continuing operations before income tax												(195,784)
Provision for income taxes												0
Income from continuing operations												(195,784)
Income (loss) from discontinued operations before tax												(33,451)
Provision for income taxes												0
Loss from discontinued operations												(33,451)
Net income (loss)												(229,235)
Predecessor [Member] | Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
Total revenue												0
Promotional Allowances												0
Net revenue												0
Operating Expenses [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
General and administrative												0
Corporate												0
Depreciation and amortization												0
Total expense												0
Operating income from continuing operations												0
Other Income and Expenses [Abstract]
Interest expense, net												0
Reorganization costs												0
Fresh-start adjustments												0
Reorganization of debt												0
Impairment charges												0
Income (loss) from equity investments in subsidiaries												0
Total other income (expense), net												0
Income from continuing operations before income tax												0
Provision for income taxes												0
Income from continuing operations												0
Income (loss) from discontinued operations before tax												2,511
Provision for income taxes												0
Loss from discontinued operations												2,511
Net income (loss)												2,511
Predecessor [Member] | Consolidating/Eliminating Member]
Revenues [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
Total revenue												0
Promotional Allowances												0
Net revenue												0
Operating Expenses [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
General and administrative												0
Corporate												0
Depreciation and amortization												0
Total expense												0
Operating income from continuing operations												0
Other Income and Expenses [Abstract]
Interest expense, net												0
Reorganization costs												0
Fresh-start adjustments												0
Reorganization of debt												0
Impairment charges												0
Income (loss) from equity investments in subsidiaries												226,724
Total other income (expense), net												226,724
Income from continuing operations before income tax												226,724
Provision for income taxes												0
Income from continuing operations												226,724
Income (loss) from discontinued operations before tax												0
Provision for income taxes												0
Loss from discontinued operations												0
Net income (loss)												226,724
Successor [Member]
Revenues [Abstract]
Casino										285,169	265,810
Food and beverage										45,784	41,710
Lodging										29,227	25,222
Fuel and retail										74,971	76,241
Other										21,210	18,629
Total revenue										456,361	427,612
Promotional Allowances										(53,185)	(49,025)
Net revenue										403,176	378,587
Operating Expenses [Abstract]
Casino										110,267	101,399
Food and beverage										46,395	41,806
Lodging										18,006	17,518
Fuel and retail										64,707	67,291
Other										9,649	12,546
General and administrative										72,830	69,011
Corporate										12,726	12,201
Depreciation and amortization										23,266	21,169
Pre-opening expense										421	0
Write downs, reserves and recoveries										(785)	(6,388)
Total expense										357,482	336,553
Operating income from continuing operations										45,694	42,034
Other Income and Expenses [Abstract]
Interest expense, net										(29,731)	(28,364)
Intercompany interest income										0	0
Intercompany interest expense										0	0
Loss on extinguishment (or modification) of debt										(8,842)	0
Reorganization costs										0	0
Fresh-start adjustments										0	0
Reorganization of debt										0	0
Impairment charges										0	0
Other costs										0	(1,576)
Income (loss) from equity investments in subsidiaries										0	0
Total other income (expense), net										(38,573)	(29,940)
Income from continuing operations before income tax										7,121	12,094
Provision for income taxes										(2,487)	(4,222)
Income from continuing operations										4,634	7,872
Income (loss) from discontinued operations before tax										(9,085)	(1,877)
Provision for income taxes										3,271	527
Loss from discontinued operations										(5,814)	(1,350)
Net income (loss)										(1,180)	6,522
Successor [Member] | Affinity Gaming, LLC [Member]
Revenues [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
Total revenue										0	0
Promotional Allowances										0	0
Net revenue										0	0
Operating Expenses [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
General and administrative										0	0
Corporate										12,726	12,201
Depreciation and amortization										411	527
Pre-opening expense										421
Write downs, reserves and recoveries										(707)	(3,129)
Total expense										12,851	9,599
Operating income from continuing operations										(12,851)	(9,599)
Other Income and Expenses [Abstract]
Interest expense, net										(32,753)	(35,591)
Intercompany interest income										29,848	28,398
Intercompany interest expense										0	0
Loss on extinguishment (or modification) of debt										(8,842)
Other costs											(1,576)
Income (loss) from equity investments in subsidiaries										15,884	21,001
Total other income (expense), net										4,137	12,232
Income from continuing operations before income tax										(8,714)	2,633
Provision for income taxes										7,534	3,889
Income from continuing operations										(1,180)	6,522
Income (loss) from discontinued operations before tax										0	0
Provision for income taxes										0	0
Loss from discontinued operations										0	0
Net income (loss)										(1,180)	6,522
Successor [Member] | Affinity Gaming Finance Corp. [Member]
Revenues [Abstract]
Casino										0
Food and beverage										0
Lodging										0
Fuel and retail										0
Other										0
Total revenue										0
Promotional Allowances										0
Net revenue										0
Operating Expenses [Abstract]
Casino										0
Food and beverage										0
Lodging										0
Fuel and retail										0
Other										0
General and administrative										0
Corporate										0
Depreciation and amortization										0
Pre-opening expense										0
Write downs, reserves and recoveries										0
Total expense										0
Operating income from continuing operations										0
Other Income and Expenses [Abstract]
Interest expense, net										0
Intercompany interest income										0
Intercompany interest expense										0
Loss on extinguishment (or modification) of debt										0
Income (loss) from equity investments in subsidiaries										0
Total other income (expense), net										0
Income from continuing operations before income tax										0
Provision for income taxes										0
Income from continuing operations										0
Income (loss) from discontinued operations before tax										0
Provision for income taxes										0
Loss from discontinued operations										0
Net income (loss)										0
Successor [Member] | Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino										285,169	265,810
Food and beverage										45,784	41,710
Lodging										29,227	25,222
Fuel and retail										74,971	76,241
Other										21,210	18,629
Total revenue										456,361	427,612
Promotional Allowances										(53,185)	(49,025)
Net revenue										403,176	378,587
Operating Expenses [Abstract]
Casino										110,267	101,399
Food and beverage										46,395	41,806
Lodging										18,006	17,518
Fuel and retail										64,707	67,291
Other										9,649	12,546
General and administrative										72,830	69,011
Corporate										0	0
Depreciation and amortization										22,855	20,642
Pre-opening expense										0
Write downs, reserves and recoveries										(78)	(3,259)
Total expense										344,631	326,954
Operating income from continuing operations										58,545	51,633
Other Income and Expenses [Abstract]
Interest expense, net										0	0
Intercompany interest income										0	0
Intercompany interest expense										(29,848)	(28,398)
Loss on extinguishment (or modification) of debt										0
Other costs											0
Income (loss) from equity investments in subsidiaries										0	0
Total other income (expense), net										(29,848)	(28,398)
Income from continuing operations before income tax										28,697	23,235
Provision for income taxes										(10,021)	(8,111)
Income from continuing operations										18,676	15,124
Income (loss) from discontinued operations before tax										(14,205)	(456)
Provision for income taxes										5,114	128
Loss from discontinued operations										(9,091)	(328)
Net income (loss)										9,585	14,796
Successor [Member] | Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
Total revenue										0	0
Promotional Allowances										0	0
Net revenue										0	0
Operating Expenses [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
General and administrative										0	0
Corporate										0	0
Depreciation and amortization										0	0
Pre-opening expense										0
Write downs, reserves and recoveries										0	0
Total expense										0	0
Operating income from continuing operations										0	0
Other Income and Expenses [Abstract]
Interest expense, net										0	0
Intercompany interest income										0	0
Intercompany interest expense										0	0
Loss on extinguishment (or modification) of debt										0
Other costs											0
Income (loss) from equity investments in subsidiaries										0
Total other income (expense), net										0	0
Income from continuing operations before income tax										0	0
Provision for income taxes										0	0
Income from continuing operations										0	0
Income (loss) from discontinued operations before tax										5,120	(1,421)
Provision for income taxes										(1,843)	399
Loss from discontinued operations										3,277	(1,022)
Net income (loss)										3,277	(1,022)
Successor [Member] | Consolidating/Eliminating Member]
Revenues [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
Total revenue										0	0
Promotional Allowances										0	0
Net revenue										0	0
Operating Expenses [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
General and administrative										0	0
Corporate										0	0
Depreciation and amortization										0	0
Pre-opening expense										0
Write downs, reserves and recoveries										0	0
Total expense										0	0
Operating income from continuing operations										0	0
Other Income and Expenses [Abstract]
Interest expense, net										3,022	7,227
Intercompany interest income										(29,848)	(28,398)
Intercompany interest expense										29,848	28,398
Loss on extinguishment (or modification) of debt										0
Other costs											0
Income (loss) from equity investments in subsidiaries										(15,884)	(21,001)
Total other income (expense), net										(12,862)	(13,774)
Income from continuing operations before income tax										(12,862)	(13,774)
Provision for income taxes										0	0
Income from continuing operations										(12,862)	(13,774)
Income (loss) from discontinued operations before tax										0	0
Provision for income taxes										0	0
Loss from discontinued operations										0	0
Net income (loss)										$ (12,862)	$ (13,774)